Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($)
Statement Of Cash Flows [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 2,739
Restricted Cash	$ 64